Revenue - Movements in the impairment loss allowance of contract assets (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Movements in the impairment loss allowance of contract assets
Beginning of the year	¥ (19,881)
End of the year	¥ (54,795)